Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	theMaven, Inc.
Entity Central Index Key	0000894871
Document Type	8-K/A
Document Period End Date	Jun. 30, 2018
Amendment Flag	true
Amendment Description	On August 23, 2018, TheMaven, Inc. (the "Company") consummated the merger between HubPages, Inc. ("HubPages") and the Company's wholly-owned subsidiary, HP Acquisition Co., Inc. ("HPAC"), in which HPAC merged with and into HubPages, with HubPages continuing as the surviving corporation in the merger and a wholly-owned subsidiary of the Company (the "Merger"). The purpose of this Amendment No. 1 is to file the requisite financial statements and pro forma financial information relating to the Merger.
Entity Emerging Growth Company	false